Submission	Sep. 02, 2025
Submission [Line Items]
Central Index Key	0001983514
Registrant Name	LGAM Private Credit LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A